Convertible Debentures Payable	12 Months Ended
Mar. 31, 2012
Convertible Debentures Payable [Abstract]
Convertible Debentures Payable

Note 8. Convertible Debentures Payable

The Company’s convertible debenture principal balances are shown below:

	March 31, 2012	March 31, 2011
October 2007 Debentures	$334,168	$2,607,196
Debt discount	(8,843)	(206,068)

Total convertible debentures, net	$325,325	$2,401,128

Short-term:
Current portion of convertible debentures payable and accrued interest, net of discount of $8,843 in 2012 and $197,226 in 2011, respectively	$337,902	$1,979,402
Long-term:
Convertible debentures payable, net of current portion and discount of $0 in 2012 and $8,842 in 2011, respectively	—	421,726

Total convertible debentures, net	$337,902	$2,401,128

During the years ended March 31, 2012 and 2011, the Company recognized an aggregate of $197,225 and $522,041 in interest expense, respectively, due to amortization of debt discount related to the warrants and beneficial conversion features associated with the Company’s outstanding convertible debentures. During the year ended March 31, 2012, the Company recorded interest expense of $122,825 related to the stated interest associated with the Debentures, of which $12,577 is included in accrued interest in the accompanying consolidated balance sheet.

October 2007 and May 2008 Debentures

The Company issued convertible debentures in October 2007 (the “October 2007 Debentures”) and in May 2008 (the “May 2008 Debentures,” and together with the October 2007 Debentures, the “Debentures”). The Debentures were issued to four institutional investors and had an outstanding principal balance of $334,168 and $2,607,196 as of March 31, 2012 and 2011, respectively. In addition, in October 2007 and May 2008, the Company issued to these institutional investors warrants to purchase, as of March 31, 2012, an aggregate of 3,055,097 shares of the Company’s common stock (the “Debenture Warrants”). As collateral to secure our repayment obligations to the holders of the Debentures we have granted such holders a first priority security interest in generally all of our assets, including our intellectual property.

The October 2007 Debentures are convertible into shares of the Company’s common stock at a price of $3.00 per and share bear interest at 8% per annum. The Company has been obligated to make principal or additional interest payments since March 1, 2011 with respect to the outstanding balances of the October 2007 Debentures. The Company is making monthly principal payments of $200,000 and quarterly interest payments. The October 2007 Debentures are scheduled to be fully repaid by June 2012.

As of March 31, 2011, the May 2008 Debentures were paid in full.

Because the consummation of the private placement in February 2012 would have triggered defaults under the Company’s October 2007 Debentures, prior to the initial close of the private placement, the Company obtained a waiver from the holders of the October 2007 Debentures with respect to such defaults and their consent to the private placement. In consideration for such waiver and consent, the Company, at the initial close, issued to the holders of the October 2007 Debentures warrants to purchase an aggregate of 280,000 shares of the Company’s common stock at an exercise price of $0.69 per share. The warrants have terms identical to the warrants issued to the investors in the private placement (see Note 10).